TAXES ON INCOME (Details Narrative) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net carry forward tax losses	$ 173,600
Tax expenses	124	$ 638
Subsidiary [Member]
Tax expenses recorded following full valuation allowance with respect to the subsidiary's share-based compensation expenses	$ 87	$ 562
ISRAEL
Federal statutory tax	23.00%
UNITED STATES
Federal statutory tax	21.00%	21.00%
Relevant state tax rate	7.00%	7.00%
UNITED STATES | Maximum [Member]
Federal statutory tax			35.00%
UNITED STATES | Minimum [Member]
Federal statutory tax			21.00%